Receivables - Allowance for Credit Losses Activity (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	$ 581	$ 592	$ 552	$ 650	$ 650
Provision	35	32	58	56	108
Charge-offs, net of recoveries	(24)	(23)	(44)	(37)	(105)
Foreign currency translation and other		8	26	(60)	(101)
Ending balance	592	609	592	609	552
Ending Balance: Individually Evaluated for Impairment	332	329	332	329	312
Ending Balance: Collectively Evaluated for Impairment	260	280	260	280	240
Financing receivables, net	19,116	20,126	19,116	20,126	19,001
Ending Balance: Individually Evaluated for Impairment	943	1,355	943	1,355	1,183
Ending Balance: Collectively Evaluated for Impairment	18,173	18,771	18,173	18,771	17,818
Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	405	420	394	468	468
Provision	16	24	28	37	81
Charge-offs, net of recoveries	(20)	(23)	(38)	(35)	(92)
Foreign currency translation and other	3	12	20	(37)	(63)
Ending balance	404	433	404	433	394
Ending Balance: Individually Evaluated for Impairment	188	207	188	207	187
Ending Balance: Collectively Evaluated for Impairment	216	226	216	226	207
Financing receivables, net	10,128	11,071	10,128	11,071	10,344
Ending Balance: Individually Evaluated for Impairment	365	486	365	486	416
Ending Balance: Collectively Evaluated for Impairment	9,763	10,585	9,763	10,585	9,928
Wholesale [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	176	172	158	182	182
Provision	19	8	30	19	27
Charge-offs, net of recoveries	(4)		(6)	(2)	(13)
Foreign currency translation and other	(3)	(4)	6	(23)	(38)
Ending balance	188	176	188	176	158
Ending Balance: Individually Evaluated for Impairment	144	122	144	122	125
Ending Balance: Collectively Evaluated for Impairment	44	54	44	54	33
Financing receivables, net	8,930	8,978	8,930	8,978	8,611
Ending Balance: Individually Evaluated for Impairment	578	869	578	869	767
Ending Balance: Collectively Evaluated for Impairment	8,352	8,109	8,352	8,109	7,844
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, net	58	77	58	77	46
Ending Balance: Collectively Evaluated for Impairment	$ 58	$ 77	$ 58	$ 77	$ 46